Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,297,218,000.00
Previously Paid Amount	0.00
Total Fee Amount	198,604.08
Total Offset Amount	$ 0.00
Narrative Disclosure	This Exhibit shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-282003).
Net Fee	$ 198,604.08
Narrative - Max Aggregate Offering Price	$ 1,297,218,000.00
Final Prospectus	true